Borrowings (Short-Term Borrowings) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Short-term Debt [Line Items]
Short-term Borrowings	$ 42,530	$ 32,811
Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Short-term Borrowings	24,286	32,811
FHLB of Pittsburgh [Member] | Federal Home Loan Bank Advances [Member]
Short-term Debt [Line Items]
Short-term Borrowings	$ 18,244	$ 0